UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
September 1, 2015 to September 30, 2015
Commission File Number of issuing entity: 333-203636-01
Huntington Auto Trust 2015-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-203636
Huntington Funding, LLC
(Exact name of depositor as specified in its charter)
The Huntington National Bank
(Exact name of sponsor as specified in its charter)

DELAWARE	30-6493772
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

41 South High Street, Columbus, Ohio	43287
(Address of principle executive offices of the issuing entity)	(Zip Code)
(614) 480-8300
(Telephone number, including area code

	Registered / reporting pursuant to (Check One)			Name of Exchange (If section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1			☒
Class A-2			☒
Class A-3			☒
Class A-4			☒
Class B Notes			☒
Class C Notes			☒
Class D Notes			☒
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

Monthly Statement to Securityholder for the Period from September 1, 2015 to September 30, 2015.

PART 1 – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Security Holder.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934, as amended, with respect to Huntington Auto Trust 2015-1 for the distribution period commencing on September 1, 2015, and ending on September 30, 2015. Huntington Funding, LLC (CIK #0001540483), as securitizer, most recently filed a Form ABS-15G on March 6, 2015, with respect to all asset-backed securities sponsored by it, including those securities issued by Huntington Auto Trust 2015-1.
PART II – OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Significant Enhancement Provider Information
None.

Item 8. Other Information
None.

Item 9. Exhibits

EXHIBIT NO.    DESCRIPTION
99.1        Monthly Statement to Security Holder for the Period from September 1, 2015 to September 30, 2015.
Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Huntington Auto Trust 2015-1
(Issuing Entity)

by:	The Huntington National Bank
(Servicer, not in its individual capacity but Solely as Servicer on behalf of Issuing Entity)

/s/ Kim Taylor
Kim Taylor,
Senior Vice President, Auto Finance CFO
Date: October 27, 2015

EXHIBIT INDEX

EXHIBIT NO.        DESCRIPTION

99.1	Monthly Statement to Security Holder for the Period from September 1, 2015 to September 30, 2015.